Summary of Significant Accounting Policies (Details Narrative) - USD ($)		1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Apr. 02, 2019	Jun. 30, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2020	Mar. 31, 2019
Gain on deconsolidation					$ 53,739		$ 53,739
Cash, FDIC Insured Amount							250,000
Cash balances exceeded FDIC limits							0	0
Cash equivalents
Allowance for doubtful accounts
Other assets current			156,448		156,448		101,610	142,061
Realized (gain) loss on cryptocurrency			10	(1,091)	(657)	16,363	(815)	16,241
Unrealized (gain) loss on cryptocurrency			16,885	116	(8,445)	(95,810)	(113,369)	(106,488)
Depreciation expense					$ 320,528	4,126	490,642	5,332
Annual amortization on intangible assets					15 years
Amortization					$ 113,315	113,315	150,812	150,400
Long-term license agreement			1,869,905		1,869,905			1,983,220
Impairment			627,452		627,452		4,230,741
Deferred interest							40,792,735
Recognized interest							2,257,399
Expected to be recognized into interest							38,535,336
Customer advance			607,205		607,205		392,310	265,000
Revenue			$ 4,963,611	$ 7,733,034	$ 19,717,448	$ 23,342,603	24,183,590	29,659,081
Advertising, selling, and marketing expenses							1,696,133	878,936
Foreign Revenues [Member]
Revenue							21,191,788	27,300,000
Domestic Revenue [Member]
Revenue							2,991,802	$ 2,300,000
Data Processing Equipment [Member]
Impairment of long lived assets							2,025,500
Impairment							1,770,881
Data Processing Equipment [Member] | License Agreement [Member]
Impairment of long lived assets							2,256,000
Impairment							1,832,408
License Agreement [Member]
Number of shares issued during period		80,000,000
Value of shares issued during period		$ 2,256,000
Agreement term		15 years
Annual amortization on intangible assets		15 years
Amortization		$ 150,400
Kuvera LATAM S.A.S [Member]
Gain on deconsolidation	$ 53,739
United Games LLC and United League LLC [Member]
Impairment							$ 627,452